Sales	12 Months Ended
Dec. 31, 2017
Sales [abstract]
Sales

25. Sales

(a) By product and geographical area

	Year ended December 31, 2017
	Canada	Peru	Mexico	Argentina	Total
Silver-gold concentrates	$-	$-	$179,996	$-	$179,996
Silver-lead concentrates	-	42,202	-	-	42,202
Zinc concentrates	-	45,913	-	-	45,913
Sales to external customers	$-	$88,115	$179,996	$-	$268,111

	Year ended December 31, 2016
	Canada	Peru	Mexico	Argentina	Total
Silver-gold concentrates	$-	$-	$143,151	$-	$143,151
Silver-lead concentrates	-	40,442	-	-	40,442
Zinc concentrates	-	26,662	-	-	26,662
Sales to external customers	$-	$67,104	$143,151	$-	$210,255

(b) By major customer

	Year ended December 31,
	2017	2016
Customer 1	$106,850	$71,184
Customer 2	73,146	71,967
Customer 3	79,523	18,238
Customer 4	8,508	40,646
Other Customers	84	8,220
	$268,111	$210,255